Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities at undiscounted amounts - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Carrying Amount [Member]
Non-derivative financial liabilities
Trade payables	$ 39	$ 55
Other payables	548	65
Contractual cash flows [Member]
Non-derivative financial liabilities
Trade payables	39	55
Other payables	548	65
6 months or less [Member]
Non-derivative financial liabilities
Trade payables	39	55
Other payables	$ 548	$ 65